Related Party Transactions - Significant Transactions Between the Company, Excluding the Controlling Company, and Related Companies (Detail) - Company, excluding the controlling company [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Sales	₩ 1,095,261	₩ 1,516,175	₩ 1,690,054
Dividends	376,109	511,189	658,338
Other sales	50,860	7,075	16,569
Purchase of material	2,816,785	2,673,849	2,846,362
Other purchases	52,815	266,115	115,979
New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Sales	52,814	216,657	208,536
Other sales	48,449	1,427	1,484
Other purchases	54	145	279
SNNC [member]
Disclosure of transactions between related parties [line items]
Sales	101,468	121,658	164,827
Dividends			0
Other sales	8	8	87
Purchase of material	484,571	377,168	637,638
Other purchases	4,163	3,620	1,749
Noeul Green Energy Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Sales			6,499
Other sales			28
Other purchases			10,320
POS-SEAH STEEL WIRE (TIANJIN) CO., Ltd
Disclosure of transactions between related parties [line items]
Sales	13,185	13,733	14,477
POS SeAH Steel Wire(Nantong) Co., Ltd.
Disclosure of transactions between related parties [line items]
Sales	51,513	52,993	43,811
Purchase of material	357	243	73
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Dividends	37,273	64,208	59,295
Other sales			0
POSCO MC MATERIALS [member]
Disclosure of transactions between related parties [line items]
Sales	132,097	137,209	113,542
Dividends	3,000	1,800	9,000
Purchase of material	6,913	8,107	6,861
Other purchases	820	526	1,564
Samcheok blue power co., ltd. [member]
Disclosure of transactions between related parties [line items]
Sales	246,619	377,636	503,283
Dividends	2,795	10,993	10,020
Other sales	352	946	0
Purchase of material	20
Other purchases	4
Pocheon-Hwado Highway Corp. [member]
Disclosure of transactions between related parties [line items]
Sales		59,691	160,233
Other purchases		65
Roy Hill Holdings Pty Ltd [member]
Disclosure of transactions between related parties [line items]
Dividends	213,794	284,541	367,445
Other sales	0	260
Purchase of material	1,544,120	1,729,832	1,611,073
Other associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales	224,899	421,095	474,846
Dividends	119,247	149,647	212,578
Other sales	2,051	4,434	14,970
Purchase of material	447,364	520,477	590,717
Other purchases	42,945	255,084	₩ 102,067
HBIS-POSCO Automotive Steel Co., Ltd
Disclosure of transactions between related parties [line items]
Sales	24,870	41,369
Purchase of material	66,886	37,241
Other purchases	1,391
POSCO-SAMSUNG-SLOVAKIA PROCESSING CENTER
Disclosure of transactions between related parties [line items]
Sales	44,882	43,098
Purchase of material	5	781
POSCO(Guangdong) Automotive Steel Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Sales	195,811
Purchase of material	266,549
Gyeonggi Green Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Sales	7,103	31,036
Other purchases	₩ 3,438	₩ 6,675